Income Tax (Details) - Schedule of Income Tax - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax [Abstract]
Current tax expenses	$ 119,238	$ 387,407
Deferred tax (benefit) / expense	28,241	135,640
Income tax expense	$ 147,479	$ 523,047